4. Convertible Promissory Note (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Proceeds from convertible note	$ 500,000	$ 0
Interest expense	81,342
Convertible Note 1 [Member]
Proceeds from convertible note	$ 420,000
Debt stated interest rate	10.00%
Debt maturity date	Jun. 30, 2020
Beneficial conversion feature	$ 420,000
Convertible Note 2 [Member]
Proceeds from convertible note	$ 80,000
Debt stated interest rate	10.00%
Debt maturity date	Jul. 28, 2020
Beneficial conversion feature	$ 80,000